UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Chief Executive Officer
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: April 30, 2024

Date of reporting period:  October 31, 2023

Item 1. Reports to Stockholders.

(a)

LOGAN CAPITAL FUNDS

Logan Capital Broad Innovative Growth ETF
(LCLG)

Semi-Annual Report
October 31, 2023

Logan Capital Broad Innovative Growth ETF

Table of Contents

Sector Allocation of Portfolio Assets	3
Schedule of Investments	4
Statement of Assets and Liabilities	8
Statement of Operations	9
Statements of Changes in Net Assets	10
Financial Highlights	12
Notes to the Financial Statements	14
Expense Example	26
Notice to Shareholders	28
Statement Regarding Liquidity Risk Management Program	29
Privacy Notice	30

Logan Capital Broad Innovative Growth ETF

SECTOR ALLOCATION OF PORTFOLIO ASSETS
at October 31, 2023 (Unaudited)

Percentages represent market value as a percentage of total investments.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by Logan Capital Management, Inc.

Logan Capital Broad Innovative Growth ETF

SCHEDULE OF INVESTMENTS
at October 31, 2023 (Unaudited)

COMMON STOCKS – 100.0%	Shares	Value
Capital Goods – 8.4%
Fastenal Co.	21,433	$1,250,402
Hubbell, Inc.	1,372	370,577
Lincoln Electric Holdings, Inc.	5,328	931,335
Nordson Corp.	2,884	613,110
United Rentals, Inc.	2,368	962,047
		4,127,471
Commercial & Professional Services – 6.8%
Cintas Corp.	2,529	1,282,506
Copart, Inc. (a)	21,994	957,179
Insperity, Inc.	4,193	443,787
Paycom Software, Inc.	2,875	704,289
		3,387,761
Consumer Discretionary Distribution & Retail – 13.4%
Amazon.com, Inc. (a)	16,318	2,171,763
Burlington Stores, Inc. (a)	4,911	594,378
Dick's Sporting Goods, Inc.	11,679	1,249,069
Home Depot, Inc.	1,755	499,631
Lithia Motors, Inc.	3,577	866,385
Pool Corp.	973	307,244
RH (a)	902	196,600
Williams-Sonoma, Inc.	4,850	728,664
		6,613,734
Consumer Durables & Apparel – 3.4%
Deckers Outdoor Corp. (a)	1,385	826,929
Lululemon Athletica, Inc. (a)	1,557	612,648
Nike, Inc. – Class B	2,552	262,269
		1,701,846
Consumer Services – 3.7%
Marriott International, Inc. – Class A	1,602	302,073
Starbucks Corp.	10,009	923,230
Texas Roadhouse, Inc.	5,881	597,157
		1,822,460
Financial Services – 7.4%
Coinbase Global, Inc. – Class A (a)	4,403	339,559
LPL Financial Holdings, Inc.	2,093	469,920

The accompanying notes are an integral part of these financial statements.

Logan Capital Broad Innovative Growth ETF

SCHEDULE OF INVESTMENTS (Continued)
at October 31, 2023 (Unaudited)

COMMON STOCKS – 100.0% (Continued)	Shares	Value
Financial Services – 7.4% (Continued)
MasterCard, Inc. – Class A	6,676	$2,512,514
OneMain Holdings, Inc.	8,909	320,100
		3,642,093
Food, Beverage & Tobacco – 2.0%
Lamb Weston Holdings, Inc.	3,842	345,012
Monster Beverage Corp. (a)	12,652	646,517
		991,529
Household & Personal Products – 0.7%
Estee Lauder Cos., Inc. – Class A	2,554	329,134

Materials – 2.6%
Graphic Packaging Holding Co.	24,550	528,071
Sherwin-Williams Co.	3,199	762,033
		1,290,104
Media & Entertainment – 15.1%
Alphabet, Inc. – Class A (a)	11,199	1,389,572
Alphabet, Inc. – Class C (a)	7,819	979,721
Electronic Arts, Inc.	6,187	765,889
Meta Platforms, Inc. – Class A (a)	5,258	1,584,078
Netflix, Inc. (a)	4,709	1,938,647
Trade Desk, Inc. – Class A (a)	11,383	807,738
		7,465,645
Pharmaceuticals, Biotechnology & Life Sciences – 6.7%
Agilent Technologies, Inc.	4,895	505,996
Charles River Laboratories International, Inc. (a)	1,635	275,269
IQVIA Holdings, Inc. (a)	2,688	486,071
Mettler-Toledo International, Inc. (a)	1,010	995,052
Waters Corp. (a)	2,765	659,535
Zoetis, Inc.	2,560	401,920
		3,323,843
Semiconductors & Semiconductor Equipment – 10.9%
Broadcom, Inc.	3,438	2,892,630
KLA Corp.	5,340	2,508,198
		5,400,828

The accompanying notes are an integral part of these financial statements.

Logan Capital Broad Innovative Growth ETF

SCHEDULE OF INVESTMENTS (Continued)
at October 31, 2023 (Unaudited)

COMMON STOCKS – 100.0% (Continued)	Shares	Value
Software & Services – 3.3%
Accenture PLC – Class A	854	$253,715
Adobe Systems, Inc. (a)	1,677	892,265
Cognizant Technology Solutions Corp. – Class A	7,205	464,506
		1,610,486
Technology Hardware & Equipment – 12.7%
Amphenol Corp. – Class A	23,203	1,869,001
Apple, Inc.	15,823	2,702,093
Arista Networks, Inc. (a)	3,401	681,458
IPG Photonics Corp. (a)	2,782	238,974
Trimble, Inc. (a)	6,153	289,991
Zebra Technologies Corp. – Class A (a)	2,346	491,323
		6,272,840
Transportation – 2.9%
Old Dominion Freight Line, Inc.	3,857	1,452,778
TOTAL COMMON STOCKS
(Cost $22,070,564)		49,432,552

MONEY MARKET FUND – 0.1%
Fidelity Government Portfolio,
Institutional Class, 5.240% (b)	64,666	64,666
TOTAL MONEY MARKET FUND
(Cost $64,666)		64,666
TOTAL INVESTMENTS
(Cost $22,135,230) – 100.1%		49,497,218
Liabilities in Excess of Other Assets – (0.1)%		(50,007)
TOTAL NET ASSETS – 100.00%		$49,447,211

(a)	Non-income producing security.
(b)	Rate shown represents the 7-day annualized yield as of October 31, 2023.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

(This Page Intentionally Left Blank.)

Logan Capital Broad Innovative Growth ETF

STATEMENT OF ASSETS AND LIABILITIES
at October 31, 2023 (Unaudited)

Assets:
Investments, at value (cost $22,135,230)	$49,497,218
Receivables
Dividends and interest	19,059
Prepaid expenses	2,320
Total assets	49,518,597

Liabilities:
Payables
Advisory fee (Note 4)	27,534
Audit fees	9,571
Administration and accounting fees	17,770
Transfer agent fees and expenses	709
Shareholder reporting	6,042
Chief Compliance Officer fee	3,571
Custody fees	54
Trustee fees and expenses	3,207
Accrued expenses and other payables	2,928
Total liabilities	71,386
Net assets	$49,447,211

Net assets consist of:
Paid-in capital	$21,267,117
Total distributable earnings	28,180,094
Net assets	$49,447,211

Calculation of net assets:
Net assets applicable to outstanding Institutional Class shares	$49,447,211
Shares issued (unlimited number of beneficial
interest authorized, $0.01 par value)	1,464,096
Net asset value per share	$33.77

The accompanying notes are an integral part of these financial statements.

Logan Capital Broad Innovative Growth ETF

STATEMENT OF OPERATIONS
For the Six Months Ended October 31, 2023 (Unaudited)

Investment income:
Dividends	$239,173
Interest	10,674
Total investment income	249,847

Expenses:
Investment advisory fees (Note 4)	168,354
Administration and accounting fees (Note 4)	37,371
Audit fees	11,070
Trustee fees and expenses	9,516
Chief Compliance Officer fees (Note 4)	7,790
Reports to shareholders	5,402
Legal fees	4,272
Custody fees (Note 4)	3,599
Other expenses	3,283
Insurance expense	1,569
Transfer agent fees and expenses (Note 4)	595
Total expenses	252,821
Advisory fee waiver (Note 4)	(136)
Net expenses	252,685
Net investment loss	(2,838)

Realized and unrealized gain on investments:
Net realized gain on transactions on investments	545,494
Net realized gain from redemption in-kind	534,942
Net change in unrealized appreciation/(depreciation) on investments	8,947
Net realized and unrealized gain on investments	1,089,383
Net increase in net assets resulting from operations	$1,086,545

The accompanying notes are an integral part of these financial statements.

Logan Capital Broad Innovative Growth ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2023	Year Ended
	(Unaudited)	April 30, 2023(1)
Operations:
Net investment loss	$(2,838)	$(15,785)
Net realized gain/(loss) on investments	545,494	(192,871)
Net realized gain from gain from
redemption in-kind (Note 6)	534,942	861,861
Net change in unrealized
appreciation/(depreciation) on investments	8,947	1,498,885
Net increase in net assets
resulting from operations	1,086,545	2,152,090

Distributions to Shareholders:
Institutional Class	—	(876,553)
Total distributions to shareholders	—	(876,553)

Capital Share Transactions:
Proceeds from shares sold
Institutional Class shares	915,627	28,797,622
Cost of shares redeemed
Institutional Class shares	(915,925)	(32,336,649)
Redemption fees retained
Institutional Class shares	—	2
Net decrease in net assets
from capital share transactions	(298)	(3,539,025)
Total increase/(decrease) in net assets	1,086,247	(2,263,488)

Net Assets:
Beginning of period	48,360,964	50,624,452
End of period	$49,447,211	$48,360,964

(1)
The Fund converted from a mutual fund to an ETF pursuant to an Agreement and Plan of Reorganization on August 5, 2022. See Note 1 in the Notes to Financial Statements for additional information about the Reorganization.

The accompanying notes are an integral part of these financial statements.

Logan Capital Broad Innovative Growth ETF

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended
	October 31, 2023	Year Ended
	(Unaudited)	April 30, 2023(1)
Changes in Shares Outstanding:
Shares sold
Institutional Class shares	25,000	901,381
Shares redeemed
Institutional Class shares	(25,000)	(1,011,309)
Net increase/(decrease) in shares outstanding	—	(109,928)

(1)
The Fund converted from a mutual fund to an ETF pursuant to an Agreement and Plan of Reorganization on August 5, 2022. See Note 1 in the Notes to Financial Statements for additional information about the Reorganization.

The accompanying notes are an integral part of these financial statements.

Logan Capital Broad Innovative Growth ETF

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

Institutional Class

	Six Months Ended
	October 31, 2023
	(Unaudited)
Net Asset Value – Beginning of Period	$33.03

Income from Investment Operations:
Net investment loss	(0.01)
Net realized and unrealized gain/(loss) on investments	0.75
Total from investment operations	0.74

Less Distributions:
Distributions from net realized gains	—
Total distributions	—
Redemption fees	—
Net Asset Value – End of Period	$33.77

Total return, at NAV	2.25	%+
Total return, at Market	2.32	%+

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$49,447
Ratio of expenses to average net assets:
Before fee waivers and recoupment	0.98	%#
After fee waivers and recoupment	0.98	%#
Ratio of net investment loss to average net assets:
Before fee waivers and recoupment	(0.01	%)#
After fee waivers and recoupment	(0.01	%)#
Portfolio turnover rate(1)	4	%+

^	Based on average shares outstanding.
~	Amount is less than $0.01.
+	Not annualized.
#	Annualized.
(1)	Excludes impact of in-kind transactions.
(2)
The Fund converted from a mutual fund to an ETF pursuant to an Agreement and Plan of Reorganization on August 5, 2022. See Note 1 in the Notes to Financial Statements for additional information about the Reorganization.

The accompanying notes are an integral part of these financial statements.

Logan Capital Broad Innovative Growth ETF

FINANCIAL HIGHLIGHTS (Continued)

Year Ended April 30,
2023(2)	2022	2021	2020	2019
$32.16	$39.73	$26.31	$25.61	$22.29

(0.01)^	(0.10)^	(0.15)^	(0.10)^	(0.10)^
1.49	(4.46)	15.45	0.91	3.97
1.48	(4.56)	15.30	0.81	3.87

(0.61)	(3.01)	(1.88)	(0.11)	(0.55)
(0.61)	(3.01)	(1.88)	(0.11)	(0.55)
0.00 ^~	0.00 ^~	0.00 ^~	—	—
$33.03	$32.16	$39.73	$26.31	$25.61

4.78%	-13.28%	59.01%	3.15%	17.95%
4.72%	—%	—%	—%	—%

$48,361	$50,624	$40,964	$27,850	$24,936

1.01%	1.03%	1.13%	1.29%	1.33%
1.01%	1.10%	1.17%	1.24%	1.24%

(0.03%)	(0.18)%	(0.39)%	(0.46)%	(0.51)%
(0.03%)	(0.25)%	(0.43)%	(0.41)%	(0.42)%
10%	13%	11%	12%	7%

The accompanying notes are an integral part of these financial statements.

Logan Capital Broad Innovative Growth ETF

NOTES TO FINANCIAL STATEMENTS
October 31, 2023 (Unaudited)

NOTE 1 – ORGANIZATION

The Logan Capital Broad Innovative Growth ETF (the “Fund”) is a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end management investment company. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.” The investment objective of the Fund is long-term capital appreciation. The Fund became effective on the close of business on August 5, 2022 and commenced operations on August 8, 2022. Costs incurred by the Fund in connection with the organization, registration and the initial public offering of shares were paid by Logan Capital Management, Inc. (the “Advisor”), the Fund’s investment advisor.

The Fund is the accounting and performance survivor of the Logan Capital Large Cap Growth Fund (the “Target Fund”). The Fund became a series of the Trust on August 5, 2022, following a reorganization (“Reorganization”), pursuant to an Agreement and Plan of Reorganization, which resulted in the conversion of the Target Fund organized as a mutual fund to an ETF. The Fund was established as a “shell” fund organized solely in connection with the Reorganization for the purpose of acquiring the assets and liabilities of the Target Fund and continuing the operations of the Target Fund as an ETF. The Fund had no performance history prior to the Reorganization.

The Reorganization was accomplished by a tax-free exchange of 2,878,192 shares (with an exception for fractional mutual fund shares) of the Acquiring Fund for shares of the Target Fund of equivalent aggregate net asset value. At the close of business on August 5, 2022, the net assets of the Target Fund were $48,177,524. The total net assets of the Target Fund included $764,863 of accumulated realized gains and $27,049,044 of unrealized appreciation. Fees and expenses incurred to affect the Reorganization were borne by the Advisor. The Reorganization did not result in a material change to the Target Fund’s investment portfolio as compared to the Fund. There are no material differences in accounting policies of the Target Fund as compared to the Fund. The Fund did not purchase or sell securities following the Reorganization for purposes of realigning its investment portfolio. Accordingly, the acquisition of the Target Fund did not affect the Fund’s portfolio turnover ratios.

Shares of the Fund are listed and traded on the NYSE Arca, Inc. (the “Exchange”). Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares, called “Creation Units,” which generally consist of 25,000 shares. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when

Logan Capital Broad Innovative Growth ETF

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2023 (Unaudited)

aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased directly from or redeemed directly to the Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker- dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with Quasar Distributors, LLC (the “Distributor”). Most retail investors do not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units. The Fund charges $300 for the standard fixed creation fee, payable to the Custodian. In addition, a variable fee may be charged on cash purchases, non-standard orders, or partial cash purchases of Creation Units of up to a maximum of 2% as a percentage of the total value of the Creation Units subject to the transaction. Variable fees received by the Fund are displayed in the Capital Share Transactions section of the Statement of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with $0.01 par value per share.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in Note 3.

B.
Federal Income Taxes: It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income or excise tax provisions are required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The tax returns of the Fund’s prior three fiscal years are open for examination. Management has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax events relating to uncertain income tax positions taken or expected to be taken on a tax return. The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Wisconsin. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Logan Capital Broad Innovative Growth ETF

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2023 (Unaudited)

C.
Securities Transactions, Income and Distributions: Securities transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Interest income is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

The Fund distributes substantially all of its net investment income, if any, and net realized capital gains, if any, annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which differ from accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax treatment.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of the Fund’s shares based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

The Fund is charged for those expenses that are directly attributable to it, such as investment advisory, custody and transfer agent fees. Expenses that are not attributable to a fund are typically allocated among the funds in the Trust proportionately based on allocation methods approved by the Board of Trustees (the “Board”). Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

D.
REITs: The Fund is able to make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits resulting in the excess portion being designated as a return of capital. The Fund intends to include the gross dividends from such REITs in its annual distributions to its shareholders and, accordingly, a portion of the Fund’s distributions may also be designated as a return of capital.

E.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

Logan Capital Broad Innovative Growth ETF

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2023 (Unaudited)

F.
Reclassification of Capital Accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

G.
Events Subsequent to the Fiscal Period End: In preparing the financial statements as of October 31, 2023, management considered the impact of subsequent events for the potential recognition or disclosure in the financial statements. Management has determined there were no subsequent events that would need to be disclosed in the Fund’s financial statements.

NOTE 3 – SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

The Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Equity Securities: Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end funds and real estate investment trusts (REITs), that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the

Logan Capital Broad Innovative Growth ETF

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2023 (Unaudited)

bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Investment Companies: Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the funds and will be classified in level 1 of the fair value hierarchy.

The Board of Trustees (the “Board”) has adopted a valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s net asset value (“NAV”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Advisor as the “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5, subject to the Board’s oversight. The Advisor, as Valuation Designee is, authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

Foreign exchanges typically close before the time at which Fund share prices are calculated and may be closed altogether on some days when shares of the Fund are traded. Significant events affecting a foreign security may include, but are not limited to: corporate actions, earnings announcements, litigation or other events impacting a single issuer; governmental action that affects securities in one sector or country; natural disasters or armed conflicts affecting a country or region; or significant domestic or foreign market fluctuations. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Short-Term Debt Securities: Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices. To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Logan Capital Broad Innovative Growth ETF

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2023 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the fair valuation hierarchy of the Fund’s securities as of October 31, 2023:

	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$7,465,645	$—	$—	$7,465,645
Consumer Discretionary	10,138,040	—	—	10,138,040
Consumer Staples	1,320,663	—	—	1,320,663
Financials	3,642,093	—	—	3,642,093
Health Care	3,323,843	—	—	3,323,843
Industrials	8,968,009	—	—	8,968,009
Information Technology	13,284,155	—	—	13,284,155
Materials	1,290,104	—	—	1,290,104
Total Common Stocks	49,432,552	—	—	49,432,552
Money Market Fund	64,666	—	—	64,666
Total Investments	$49,497,218	$—	$—	$49,497,218

Refer to the Fund’s schedule of investments for a detailed break-out of securities by industry classification.

In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. Management is currently evaluating the impact of these amendments on the Fund’s financial statements.

In October 2022, the Securities and Exchange Commission (the “SEC”) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that the Fund tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.

Logan Capital Broad Innovative Growth ETF

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2023 (Unaudited)

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor provides the Fund with investment management services under an investment advisory agreement. The Advisor furnishes all investment advice, office space, and facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at an annual rate of 0.65% based upon the average daily net assets of the Fund. For the six months ended October 31, 2023, the Fund incurred $168,354 in advisory fees. Advisory fees payable at October 31, 2023 for the Fund were $27,534.

The Fund is responsible for its own operating expenses. The Advisor has contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that the net annual operating expenses (excluding acquired fund fees and expenses, taxes, interest expense and dividends on securities sold short, extraordinary expenses) do not exceed 0.99% of the average daily net assets. Prior to August 8, 2022, the net expenses were contractually limited to 1.14%. Any such reduction made by the Advisor in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in any subsequent month in the 36-month period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement. Any such reimbursement is also contingent upon Board of Trustees review and approval. Such reimbursement may not be paid prior to a Fund’s payment of current ordinary operating expenses. For the six months ended October 31, 2023, the Advisor reduced its fees in the amount of $136; no amounts were reimbursed to the Advisor. The Advisor may recapture portions of the amounts shown below no later than the corresponding dates:

Date	Amount
10/31/2026	$136

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”) serves as the Fund’s administrator, fund accountant and transfer agent. U.S. Bank N.A. serves as the custodian (the “Custodian”) to the Fund. The Custodian is an affiliate of Fund Services. Fund Services maintains the Fund’s books and records, calculates the Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board. The officers of the Trust and the Chief Compliance Officer are also employees of Fund Services. Fees paid by the Fund to Fund Services for administration and accounting, transfer agency, custody and compliance services for the six months ended October 31, 2023 are disclosed in the statement of operations.

Logan Capital Broad Innovative Growth ETF

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2023 (Unaudited)

Quasar Distributors, LLC (“Quasar”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. Quasar is a wholly-owned subsidiary of Foreside Financial Group, LLC, doing business as ACA Group.

NOTE 5 – DISTRIBUTION AGREEMENT AND PLAN

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”). The Plan allows the payment of a monthly fee to the Distributor at an annual rate of up to 0.25% of the average net assets each year. The expenses covered by the Plan may include the cost in connection with the promotion and distribution of shares and the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, and the printing and mailing of sales literature. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred. For the six months ended October 31, 2023, the Fund did not accrue 12b-1 distribution fees.

NOTE 6 – SECURITIES TRANSACTIONS

For the six months ended October 31, 2023, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, and in-kind transactions, were as follows:

Purchases	Sales
$2,231,780	$1,834,603

There were no purchases or sales of long-term U.S. Government securities. For the six months ended October 31, 2023, in-kind transactions associated with creations and redemptions were $901,751 and $873,134, respectively.

During the six months ended October 31, 2023, the Fund realized net capital gains of $534,942 resulting from in-kind redemptions in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable or deductible to the Fund, and are not distributed to shareholders, they have been reclassified from distributable earnings to paid-in capital.

NOTE 7 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six months ended October 31, 2023 and year ended April 30, 2023 was as follows:

	Six Months Ended	Year Ended
	October 31, 2023	April 30, 2023
Long-Term Capital Gains	$ —	$876,553

Logan Capital Broad Innovative Growth ETF

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2023 (Unaudited)

As of April 30, 2023, the Fund’s most recent fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments(a)	$21,281,887
Gross unrealized appreciation	28,306,927
Gross unrealized depreciation	(1,175,216)
Net unrealized appreciation(a)	27,131,711
Undistributed long-term capital gains	—
Total distributable earnings	—
Other accumulated gains/(losses)	(38,162)
Total accumulated earnings/(losses)	$27,093,549

(a)	The book-basis and tax-basis net unrealized appreciation and cost is attributable primarily to wash sales.

At April 30, 2023, the Fund deferred, on a tax basis, ordinary late year losses of $6,441.

At April 30, 2023, the Fund had short-term capital loss carryforwards of $31,721. These capital losses may be carried forward indefinitely to offset future gains.

NOTE 8 – PRINCIPAL RISKS

Below are summaries of some, but not all, of the principal risks of investing in the Fund, each of which could adversely affect the Fund’s net asset value and total return. The Fund’s most recent prospectus provides additional information regarding these and other risks of investing in the Fund.

General Market Risk. Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Fund’s performance. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments. The Fund’s investments may decline in value due to factors affecting individual issuers (such as the results of supply and demand), or sectors within the securities markets. The value of a security or other investment also may go up or down due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in interest rates or exchange rates, or adverse investor sentiment generally. In addition, unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen.

Logan Capital Broad Innovative Growth ETF

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2023 (Unaudited)

Equity Securities Risk. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions.

Sector Emphasis Risk. The securities of companies in the same or related businesses, if comprising a significant portion of the Fund’s portfolio, could react in some circumstances negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if securities of companies in such a sector comprised a lesser portion of the Fund’s portfolio.

Information Technology Sector Risk. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face product obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market.

ETF Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the

Logan Capital Broad Innovative Growth ETF

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2023 (Unaudited)

market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Shares are listed for trading on NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares.

Management Risk. The Fund is an actively managed portfolio. The Advisor’s management practices and investment strategies might not produce the desired results. The Advisor may be incorrect in its assessment of a stock’s appreciation potential.

Large-Cap Companies Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. In addition, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Growth Style Investment Risk. Growth stocks can perform differently from the market as a whole and from other types of stocks. While growth stocks may react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks by rising or falling in price in certain environments, growth stocks also tend to be sensitive to changes in the earnings of their underlying companies and more volatile than other types of stocks, particularly over the short term.

Foreign Securities Risk. Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: (1) internal and external political and economic developments – e.g., the political, economic and social policies and structures of some foreign countries may be less stable and more volatile than those in the U.S. or some foreign countries may be subject to trading restrictions or economic sanctions; (2) trading practices – e.g., government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; (3) availability of information – e.g., foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; (4) limited markets – e.g., the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and (5) currency exchange rate fluctuations and policies.

Logan Capital Broad Innovative Growth ETF

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2023 (Unaudited)

Emerging Markets Risk. Emerging markets are markets of countries in the initial stages of industrialization and generally have low per capita income. In addition to the risks of foreign securities in general, emerging markets are generally more volatile, have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries and securities markets that are substantially smaller, less liquid and more volatile with less government oversight than those of more developed countries.

Depositary Receipt Risk. The Fund’s equity investments may take the form of sponsored or unsponsored depositary receipts. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities.

Investment Company Risk. When the Fund invests in an ETF or mutual fund, it will bear additional expenses based on its pro rata share of the ETF’s or mutual fund’s operating expenses, including the potential duplication of management fees. The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities the ETF or mutual fund holds.

Initial Public Offering Risk. The market value of IPO shares may fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk.

NOTE 9 – TRUSTEES AND OFFICERS

At a meeting held on June 22-23, 2023, the Board of Trustees of the Trust appointed Ms. Lillian A. Kabakali the Assistant Secretary of the Trust, effective July 10, 2023. Effective July 20, 2023, Mr. Michael L. Ceccato retired from his service as Vice President, Chief Compliance Officer and Anti-Money Laundering Officer of the Trust. At a meeting held on July 20, 2023, the Board of Trustees of the Trust appointed Joseph Kolinsky as the successor Vice President, Chief Compliance Officer and Anti-Money Laundering Officer of the Trust, effective July 20, 2023.

Effective October 18, 2023, Mr. Ray Woolson retired from his service as Trustee and Chairman of the Board of Trustees of the Trust (the “Board”) to attend to health-related matters. At the recommendation of the Nominating and Governance Committee, on October 24, 2023, the Board appointed Mr. David Mertens as the successor Chairman of the Board, and Ms. Michele Rackey was appointed as Chairman of the Nominating and Governance Committee of the Board.

Logan Capital Broad Innovative Growth ETF

EXPENSE EXAMPLE
October 31, 2023 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including sales charges (loads) and redemption fees, if applicable; and (2) ongoing costs, including management fees; distribution and/or service (12b-1 fees); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period indicated and held for the entire period from May 1, 2023 to October 31, 2023.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts (generally, a $15 fee is charged to the account annually) that would increase the amount of expenses paid on your account. The example below does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As noted above, there are some account fees that are charged to certain types of accounts that would increase the amount of expense paid on your account.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Logan Capital Broad Innovative Growth ETF

EXPENSE EXAMPLE (Continued)
October 31, 2023 (Unaudited)

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	5/1/2023	10/31/2023	5/1/2023 – 10/31/2023
Actual	$1,000.00	$1,022.50	$4.98
Hypothetical (5% return
before expenses)	$1,000.00	$1,020.21	$4.98

(1)
Expenses are equal to the annualized expense ratio of 0.98% multiplied by the average account value over the period, multiplied by 184 (days in most recent fiscal half-year) / 366 days to reflect the one-half year expense.

Logan Capital Broad Innovative Growth ETF

NOTICE TO SHAREHOLDERS
at October 31, 2023 (Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-855-215-1200 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the 12-Month Period Ended June 30

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-855-215-1200. Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-PORT

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at http://www.sec.gov. Information included in the Fund’s Form N-PORT is also available, upon request, by calling 1-855-215-1200.

Frequency Distribution of Premiums and Discounts

Information regarding how often shares of the Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available on the Fund’s website at www.logancapitalfunds.com/regulatory-info.

Householding

In an effort to decrease costs, the Fund will reduce the number of duplicate prospectuses, supplements, and certain other shareholder documents that you receive by sending only one copy of each to those addresses shown by two or more accounts. Please call the Fund’s transfer agent toll free at 855-215-1200 to request individual copies of these documents. The Fund will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

Logan Capital Broad Innovative Growth ETF

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM
at October 31, 2023 (Unaudited)

The Fund has adopted a liquidity risk management program (the “program”). The Board has designated a committee at the Advisor to serve as the administrator of the program. The Advisor’s committee conducts the day-to-day operation of the program pursuant to policies and procedures administered by the committee.

Under the program, the Advisor’s committee the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. The committee’s process of determining the degree of liquidity of the Fund’s investments is supported by one or more third-party liquidity assessment vendors.

The Board reviewed a report prepared by the committee regarding the operation and effectiveness of the program for the period July 1, 2022 through June 30, 2023. The report noted that the Fund made use of its line of credit during the reporting period and that such line was fully repaid in a timely manner. No significant liquidity events impacting the Fund were noted in the report. In addition, the committee provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

Logan Capital Broad Innovative Growth ETF

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

• Information we receive about you on applications or other forms;

• Information you give us orally; and/or

• Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

(This Page Intentionally Left Blank.)

Investment Advisor
Logan Capital Management, Inc.
3843 West Chester Pike, Suite 150
Newtown Square, PA 19073

Distributor
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, WI 53202

Transfer Agent
U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202
(855) 215-1200

Custodian
U.S. Bank N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker, LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, PA 19102

Legal Counsel
Sullivan & Worcester LLP
1633 Broadway, 32nd Floor
New York, NY 10019

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.

(b) Not Applicable

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable for semi-annual reports.

(b)	Not Applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer/Principal Executive Officer and Vice President/Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*     /s/ Jeffrey T. Rauman
 Jeffrey T. Rauman, President/Chief Executive Officer/Principal
 Executive Officer

Date   1/8/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive Officer/Principal
Executive Officer

Date   1/8/2024

By (Signature and Title)*    /s/ Kevin J. Hayden
Kevin J. Hayden, Vice President/Treasurer/Principal Financial
Officer

Date   1/8/2024

* Print the name and title of each signing officer under his or her signature.